SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund

December 31, 2025 (Unaudited)
Shares		Value
Common Stocks — 96.6%
China — 86.6%
30,955	Alibaba Group Holding Ltd.	$568,364
46,000	Aluminum Corp. of China Ltd., Class H	72,011
12,200	Anhui Yingliu Electromechanical Co. Ltd., Class A	72,711
2,859	Asymchem Laboratories Tianjin Co. Ltd., Class A	38,057
400	Baidu, Inc., ADR*	52,264
3,120	Baidu, Inc., Class A*	51,309
28,300	Baoshan Iron & Steel Co. Ltd., Class A	30,181
3,500	BYD Co. Ltd., Class H	42,773
132,818	CGN Mining Co. Ltd.	52,628
209,476	China Construction Bank Corp., Class H	207,342
16,000	China Hongqiao Group Ltd.	67,196
71,000	China Life Insurance Co. Ltd., Class H	250,980
10,577	China Merchants Bank Co. Ltd., Class H	71,954
104,000	China National Building Material Co. Ltd., Class H	68,479
19,197	China Resources Land Ltd.	67,157
103,934	Chongqing Rural Commercial Bank Co. Ltd., Class H	82,206
70,200	Chongqing Rural Commercial Bank Co. Ltd., Class A	64,885
4,400	Contemporary Amperex Technology Co. Ltd., Class A	231,363
216,682	CSPC Pharmaceutical Group Ltd.	235,109
9,253	Foshan Haitian Flavouring & Food Co. Ltd., Class H	38,463
9,174	Fuyao Glass Industry Group Co. Ltd., Series H(a)	79,297
30,000	Geely Automobile Holdings Ltd.	69,386
39,000	Hengli Petrochemical Co. Ltd., Class A	125,777
59,400	Hengyi Petrochemical Co. Ltd., Class A	91,586
3,300	Hexing Electrical Co. Ltd., Class A	17,194
30,800	Huaxin Building Materials Group Co. Ltd., Class H	71,152
104,383	Industrial & Commercial Bank of China Ltd., Class H	84,467
400	Innovent Biologics, Inc.(a),*	3,915
1,900	JD.com, Inc., Class A	27,321
914	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H*	8,379
65,319	JINGDONG Industrials, Inc.*	118,339
4,000	Jinxin Fertility Group Ltd.(a),*	1,224
5,685	Kanzhun Ltd., ADR	115,860
79	KE Holdings, Inc., ADR	1,245
27,342	Lens Technology Co. Ltd., Class H	88,502
7,000	Luxshare Precision Industry Co. Ltd., Class A	56,934
9,798	Meituan, Class B(a),*	129,845
10,636	Midea Group Co. Ltd., Class H	116,243
100	Mixue Group*	5,271
11,700	Muyuan Foods Co. Ltd., Class A	84,708
4,140	NetEase, Inc.	113,954
19,176	New Horizon Health Ltd.(a),(b),(c),*	0
200	OmniVision Integrated Circuits Group, Inc., Class A	3,603
463	PDD Holdings, Inc. , ADR*	52,500
37,612	Ping An Insurance Group Co. of China Ltd., Series H	315,930
16,600	POCO Holding Co. Ltd., Class A	169,301

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
5,000	Remegen Co. Ltd., Class H(a),*	$46,385
3,350	Shanghai Forest Cabin Cosmetics Group Co. Ltd., Class H*	38,933
12,650	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	73,727
1,524	Shenzhen Inovance Technology Co. Ltd., Class A	16,425
501	Shenzhen SEICHI Technologies Co. Ltd., Class A	16,012
6,533	Shenzhou International Group Holdings Ltd.	51,479
7,700	Sieyuan Electric Co. Ltd., Class A	170,217
200	Sungrow Power Supply Co. Ltd., Class A	4,895
3,200	Sunny Optical Technology Group Co. Ltd.	27,023
4,100	Sunresin New Materials Co. Ltd., Class A	36,214
1,000	Suzhou TFC Optical Communication Co. Ltd., Class A	28,875
287	TAL Education Group, ADR*	3,131
7,586	Tencent Holdings Ltd.	582,176
622	Trip.com Group Ltd.	44,598
13,400	Xiaomi Corp., Class B(a),*	67,628
10,900	Yunnan Energy New Material Co. Ltd., Class A*	88,364
4,500	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	30,555
30,704	Zijin Mining Group Co. Ltd., Class H	140,576
		5,784,578
Hong Kong — 3.9%
2,400	ASMPT Ltd.	23,904
700	Hong Kong Exchanges & Clearing Ltd.	36,625
1,500	Techtronic Industries Co. Ltd.	17,255
9,803	Zijin Gold International Co. Ltd.*	183,597
		261,381
Korea — 1.0%
143	SK Hynix, Inc.	64,762

Macao — 0.2%
5,200	Sands China Ltd.	13,117

South Africa — 3.2%
3,215	Naspers Ltd., Class N	214,413

Taiwan — 1.5%
2,197	Delta Electronics, Inc.	67,017
725	Taiwan Semiconductor Manufacturing Co. Ltd.	35,639
		102,656
United Arab Emirates — 0.2%
3,000	Softcare Ltd.*	12,466

Total Common Stocks		6,453,373
(Cost $5,259,862)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
Participation Note — 2.3%
China — 2.3%
12,579	Guangdong Songfa Ceramics Co. Ltd.*	$150,137

Total Participation Note		150,137
(Cost $82,351)
Total Investments		$6,603,510
(Cost $5,342,213) — 98.9%
Other assets in excess of liabilities — 1.1%		76,599
NET ASSETS — 100.0%		$6,680,109

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
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